Stock-Based Compensation and Common Stock (Details) - Schedule of Company’s Outstanding Stock Options - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation and Common Stock (Details) - Schedule of Company’s Outstanding Stock Options [Line Items]
Shares, Outstanding and unvested Balances	305,558	304,443
Weighted Average Exercise Price , Outstanding and unvested Balances (in Dollars per share)	$ 1,050	$ 1,050
Weighted Average Contractual Term (in Years), Outstanding and unvested Balances	7 years	7 years
Shares, Granted		6,868
Weighted Average Exercise Price, Granted (in Dollars per share)		$ 1,158.23
Weighted Average Contractual Term (in Years), Granted		6 years 9 months 18 days
Shares, Exercised	(520)	(248)
Weighted Average Contractual Term (in Years), Exercised	7 years
Shares, Forfeited	(4,941)	(6,028)
Weighted Average Exercise Price, Forfeited (in Dollars per share)	$ 1,134.02	$ 1,050
Weighted Average Contractual Term (in Years), Forfeited	7 years	7 years
Shares, Unissued shares converted to options		523
Shares, Outstanding and unvested Balances	300,097	305,558
Weighted Average Exercise Price, Outstanding and unvested Balances (in Dollars per share)	$ 1,054.35	$ 1,050
Shares, Exercisable	263,570
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 1,054.97
Weighted Average Contractual Term (in Years), Exercisable	7 years